Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	$ 1,248,772	$ 1,121,396
Restricted cash	246,518	178,951
Trade receivables	170,675	47,935
Flight equipment held for operating leases, net	35,156,450	35,870,781
Investment in finance and sales-type leases, net	878,451	1,011,549
Flight equipment held for sale	0	336,592
Prepayments on flight equipment	2,111,659	2,954,478
Maintenance rights and lease premium, net	649,914	809,615
Other intangibles, net	224,634	307,394
Deferred income tax assets	131,532	95,077
Other assets	1,229,434	1,015,476
Total Assets	42,048,039	43,749,244
Liabilities and Equity
Accounts payable, accrued expenses and other liabilities	1,109,325	1,032,623
Accrued maintenance liability	1,750,395	2,190,159
Lessee deposit liability	600,321	747,790
Debt	28,742,081	29,486,131
Deferred income tax liabilities	913,431	910,336
Commitments and contingencies
Total Liabilities	33,115,553	34,367,039
Ordinary share capital, €0.01 par value, 350,000,000 ordinary shares authorized as of December 31, 2020 and 2019; 138,847,345 and 141,847,345 ordinary shares issued and 130,398,538 and 131,583,489 ordinary shares outstanding (including 2,552,346 and 2,354,318 shares of unvested restricted stock) as of December 31, 2020 and 2019, respectively	1,721	1,754
Additional paid-in capital	2,078,125	2,209,462
Treasury shares, at cost (8,448,807 and 10,263,856 ordinary shares as of December 31, 2020 and 2019, respectively)	(459,994)	(537,341)
Accumulated other comprehensive loss	(155,085)	(93,587)
Accumulated retained earnings	7,399,703	7,734,609
Total AerCap Holdings N.V. shareholders’ equity	8,864,470	9,314,897
Non-controlling interest	68,016	67,308
Total Equity	8,932,486	9,382,205
Total Liabilities and Equity	42,048,039	43,749,244
Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash	163,596	78,187
Flight equipment held for operating leases, net	4,339,176	2,091,022
Other assets	97,417	64,908
Liabilities and Equity
Accounts payable, accrued expenses and other liabilities	109,606	81,335
Accrued maintenance liability	115,079	42,603
Debt	$ 2,454,187	$ 1,395,022